[LOGO]
                                                                      CONSECO(R)

Conseco Variable Insurance Company

Formerly
Great American Reserve Insurance Company

Annual Report to
Contract Owners

December 31, 1998
(Commenced operations February 12, 1998)


                               Great American Reserve Variable Annuity Account F

Annual Report to Contract Owners

Table of Contents

December 31, 1998


================================================================================
Great American Reserve Variable Annuity Account F                           Page

Statement of Assets and Liabilities as of December 31, 1998 ................   2
Statement of Operations for the Period February 12, 1998,
through December 31, 1998 ..................................................   4
Statement of Changes in Net Assets for the Period
February 12, 1998, through December 31, 1998 ...............................   4
Notes to Financial Statements ..............................................   5
Report of Independent Accountants ..........................................   7

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT F

Statement of Assets and Liabilities

December 31, 1998


====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Market value adjustment cash account................................................                 $    120,019   $    120,019
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................     114,219.6      5,158,600      6,078,770
       Leveraged AllCap Portfolio......................................................      46,592.2      1,343,565      1,626,068
       MidCap Growth Portfolio.........................................................      66,801.8      1,704,451      1,928,568
       Small Capitalization Portfolio..................................................      39,050.4      1,555,610      1,717,050
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................     168,863.7      1,249,909      1,286,741
       Value Fund......................................................................     260,101.3      1,688,956      1,750,482
       Income and Growth Fund..........................................................     626,059.4      3,797,751      4,244,683
     Berger Institutional Products Trust:
       100 Fund........................................................................      62,197.4        690,863        801,724
       Growth and Income Fund..........................................................     112,793.2      1,640,635      1,875,751
       Small Company Growth Fund.......................................................      89,578.3      1,048,905      1,100,022
       BIAM International Fund.........................................................      19,979.3        206,916        223,968
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................     307,340.7      4,080,368      4,200,729
       Common Stock Portfolio..........................................................     225,197.2      4,289,694      4,861,045
       Corporate Bond Portfolio........................................................     319,581.0      3,234,166      3,210,200
       Government Securities Portfolio.................................................     132,405.0      1,624,581      1,608,197
       Money Market Portfolio..........................................................   8,068,401.7      8,068,402      8,068,402
     Dreyfus Stock Index Fund..........................................................     458,871.2     13,427,073     14,922,491
     The Dreyfus Socially Responsible Growth Fund, Inc.................................      84,028.9      2,401,597      2,611,619
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................      30,233.8        631,587        693,866
       International Value Portfolio...................................................      10,435.8        140,686        140,361
     Federated Insurance Series:
       High Income Bond Fund II........................................................     408,003.6      4,373,887      4,455,399
       International Equity Fund II....................................................      36,934.0        501,326        568,414
       Utility Fund II.................................................................     169,884.2      2,407,864      2,594,132
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................     100,631.8      1,227,523      1,139,152
       Industrial Income Portfolio.....................................................      44,540.0        795,029        828,889
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................      88,455.0      2,016,298      2,440,473
       Growth Portfolio................................................................     228,817.8      4,586,279      5,386,372
       Worldwide Growth Portfolio......................................................     285,876.6      7,688,261      8,316,150
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................      93,247.5        918,253      1,030,385
       Small Cap Portfolio.............................................................      44,590.6        415,147        424,503
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     125,804.8      2,575,285      2,597,742
     Mitchell Hutchins Series Trust:
       Growth & Income Portfolio.......................................................      17,622.4        254,859        260,988
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     228,925.9      3,123,523      3,163,756
       Partners Portfolio..............................................................     164,122.1      2,950,195      3,106,832
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................      41,866.2        577,665        670,697
     Strong Opportunity Fund II, Inc...................................................      91,192.0      1,867,677      1,980,691
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................      28,186.3        338,407        346,128
       Worldwide Emerging Markets Fund.................................................      34,233.7        253,667        243,744
       Worldwide Hard Assets Fund......................................................       9,580.0         88,437         88,136
       Worldwide Real Estate Fund......................................................      22,903.2        221,569        218,497
------------------------------------------------------------------------------------------------------------------------------------

         Total assets...............................................................................................    102,931,836

Liabilities:
   Amounts due to Conseco Variable Insurance Company................................................................        112,378
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6)........................................................................................   $102,819,458
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT F

December 31, 1998


====================================================================================================================================
                                                                                             UNITS       UNIT VALUE   REPORTED VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Market value adjustment accounts - 1 Year.........................................                                $    120,019
     The Alger American Fund:
       Growth Portfolio................................................................     436,443.0   $  13.912974      6,072,221
       Leveraged AllCap Portfolio......................................................     109,259.4      14.867397      1,624,403
       MidCap Growth Portfolio.........................................................     155,495.9      12.390612      1,926,689
       Small Capitalization Portfolio..................................................     153,227.2      11.196182      1,715,560
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................     115,686.6      11.110331      1,285,316
       Value Fund......................................................................     171,138.0      10.217429      1,748,590
       Income and Growth Fund..........................................................     351,624.7      12.058202      4,239,961
     Berger Institutional Products Trust:
       100 Fund........................................................................      74,888.9      10.694410        800,893
       Growth and Income Fund..........................................................     153,113.7      12.236958      1,873,646
       Small Company Growth Fund.......................................................     112,139.8       9.799291      1,098,891
       BIAM International Fund.........................................................      20,703.6      10.805593        223,714
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................     399,216.7      10.510299      4,195,887
       Common Stock Portfolio..........................................................     446,343.6      10.878030      4,855,339
       Corporate Bond Portfolio........................................................     308,575.7      10.392020      3,206,724
       Government Securities Portfolio.................................................     153,270.2      10.479885      1,606,254
       Money Market Portfolio..........................................................     779,777.0      10.335375      8,059,287
     Dreyfus Stock Index Fund..........................................................   1,229,906.4      12.119694     14,906,089
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     212,780.0      12.260875      2,608,869
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................      64,621.8      10.726492        693,166
       International Value Portfolio...................................................      14,880.5       9.423371        140,225
     Federated Insurance Series:
       High Income Bond Fund II........................................................     449,247.9       9.906275      4,450,373
       International Equity Fund II....................................................      49,555.0      11.457418        567,772
       Utility Fund II.................................................................     227,544.8      11.387984      2,591,277
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................     119,636.8       9.512365      1,138,029
       Industrial Income Portfolio.....................................................      80,397.0      10.299751        828,069
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     189,516.1      12.863730      2,437,884
       Growth Portfolio................................................................     424,913.2      12.663149      5,380,740
       Worldwide Growth Portfolio......................................................     698,806.4      11.887497      8,307,059
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................      93,996.5      10.950014      1,029,263
       Small Cap Portfolio.............................................................      45,538.3       9.311319        424,022
     Lord Abbett Series Fund, Inc. :
       Growth and Income Portfolio.....................................................     240,000.3      10.812166      2,594,923
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................      23,636.4      11.029509        260,698
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     308,952.7      10.228889      3,160,242
       Partners Portfolio..............................................................     308,590.6      10.056279      3,103,273
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................      53,572.2      12.505960        669,972
     Strong Opportunity Fund II, Inc...................................................     181,751.9      10.886238      1,978,595
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................      31,389.1      11.014099        345,723
       Worldwide Emerging Markets Fund.................................................      36,152.7       6.734480        243,470
       Worldwide Hard Assets Fund......................................................      12,475.6       7.058843         88,064
       Worldwide Real Estate Fund......................................................      25,254.3       8.642784        218,267
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................   $102,819,458
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT F

Statement of Operations

For the Period February 12, 1998, through December 31,1998

====================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares...................................................................   $  1,088,426
Expenses:
   Mortality and expense risk fees..................................................................................        378,316
   Administrative fees..............................................................................................         45,397
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.................................................................................................        423,713
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income........................................................................................        664,713
------------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) and unrealized appreciation (depreciation) on investments:
   Net realized losses on sales of investments in portfolio shares..................................................       (516,677)
   Net change in unrealized appreciation of investments in portfolio shares.........................................      7,646,351
------------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares....................................................................      7,129,674
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations...................................................................   $  7,794,387
====================================================================================================================================



Statement of Changes in Net Assets

For the Period February 12, 1998, through December 31,1998

====================================================================================================================================
Changes from operations:
   Net investment income............................................................................................   $    664,713
   Net realized losses on sales of investments in portfolio shares..................................................       (516,677)
   Net change in unrealized appreciation of investments in portfolio shares.........................................      7,646,351
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations.....................................................................      7,794,387
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...................................................................................     95,358,778
   Contract redemptions.............................................................................................       (690,158)
   Net transfers from fixed account.................................................................................        356,451
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions..................................................     95,025,071
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets...................................................................................    102,819,458
Net assets, beginning of period.....................................................................................             --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period....................................................................................   $102,819,458
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT F

Notes to Financial Statements

December 31, 1998


(1)  General

     Conseco Variable Insurance Company (the "Company") (formerly Great American Reserve Insurance Company prior to its name change in October 1998) established two separate accounts within Great American Reserve Variable Annuity Account F ("Account F"). It is anticipated that on May 1, 1999, a filing will be made with the Securities and Exchange Commission to change the name of Great American Reserve Variable Account F to Conseco Variable Account F. Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Great American Reserve Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Besides the three guarantee periods of the MVA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
     Growth Portfolio
     Leveraged AllCap Portfolio
     MidCap Growth Portfolio
     Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Income and Growth Fund
     International Fund
     Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
     100 Fund
     Growth and Income Fund
     Small Company Growth Fund
     BIAM International Fund

CONSECO SERIES TRUST
     Asset Allocation Portfolio
     Common Stock Portfolio
     Corporate Bond Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
     International Value Portfolio
     Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
     High Yield Portfolio
     Industrial Income Portfolio

JANUS ASPEN SERIES
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
     Equity Portfolio
     Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
     Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio
     Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
     Growth Fund II

STRONG OPPORTUNITY FUND II, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account F as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Contract are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Contract and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  Purchases and Sales of Investments in Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares were $110,554,029 for the period February 12, 1998, through December 31, 1998. The aggregate proceeds from sales of investments in portfolio shares were $14,871,886 for the period February 12, 1998, through December 31, 1998.

(4)  Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $378,316 for the period February 12, 1998, through December 31, 1998.

     Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets. There were no sales and administrative charges for the period February 12, 1998, through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $45,397 for the period February 12, 1998, through December 31, 1998.

     The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. The adjustment charge for the period February 12, 1998, through December 31, 1998, was $527.

(5)  Other Transactions With Affiliates

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  Net Assets

   Net assets consisted of the following at December 31, 1998:
================================================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed ...............................    $  95,025,071
Undistributed net investment income ..........................          664,713
Undistributed net realized losses on sales of investments ....         (516,677)
Net unrealized appreciation of investments ...................        7,646,351
--------------------------------------------------------------------------------
     Net assets ..............................................    $ 102,819,458
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
To The Board of Directors of Conseco Variable
Insurance Company and Contract Owners of
Great American Reserve Variable Annuity
Account F

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Great American Reserve Variable Annuity Account F (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets from inception
(February 12, 1998) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provides a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
Indianapolis, Indiana
February 10, 1999>>

================================================================================
This page intentionally left blank.

================================================================================
Great American Reserve
Variable Annuity Account F

Sponsor
Conseco Variable Insurance Company - Carmel, Indiana.

Distributor
Conseco Equity Sales, Inc. - Carmel, Indiana.

Independent Public Accountants
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                          [LOGO]
                                                                      CONSECO(R)

                                         Conseco Variable Insurance Company is a
                               subsidiary of Conseco, Inc., a financial services
                                  organization headquartered in Carmel, Indiana.
                                 Conseco is dedicated to providing its customers
                                   with solutions for both wealth protection and
                                      wealth creation. Through its subsidiaries,
                                Conseco is one of the nation's leading providers
                                    of supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.



                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                    (C) 1999, Conseco Variable Insurance Company
                                                          05-8433 (2/99)   03863